LOSS PER SHARE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
LOSS PER SHARE
Loss attributable to holders of ordinary shares	¥ (29,335)	¥ (70,769)
Weighted average number of ordinary shares outstanding used in computing basic and diluted earnings per share	6,013,143	4,357,598
Loss per share - basic (RMB)	¥ (4.88)	¥ (16.24)
Loss per share - diluted (RMB)	¥ (4.88)	¥ (16.24)